Reconciliation of Carrying Amounts of Subsidiaries Consolidated by Group and Non Controlling Interests (Parenthetical) (Detail) (Shanghai Zhengduo Information Technology Co Ltd)	1 Months Ended
	Jan. 31, 2011 USD ($)	Jan. 31, 2011 CNY
Noncontrolling Interest [Line Items]
Percentage of shareholding/ ownership purchased	49.00%	49.00%
Percentage of shareholding/ ownership previously owned	$ 556,000	3,500,000
Adjustments to additional paid in capital	$ 254,000	1,600,000